UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01402
CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)

(Exact name of registrant as specified in charter)

333 South Wabash Avenue, Chicago, IL	60604
(Address of principal executive offices)	(Zip code)
Lynne Gugenheim
333 South Wabash Avenue, 23S
Chicago, IL 60604

(Name and address of agent for service)
Registrant's telephone number, including area code: (312) 822-4921
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited)
September 30, 2011	Number of Shares	Fair Value	% of Net Assets
(All investments are in securities of unaffiliated issuers)
EXCHANGE TRADED FUND:
iShares S&P 500 Growth Index Fund	96,500	$5,909,660
Total Exchange Traded Fund		5,909,660	105.2%
SHORT TERM INVESTMENT:
MONEY MARKET
JPMorgan U.S. Government Money Market Fund		238,646
Total Short Term Investment		238,646	4.3%
TOTAL INVESTMENTS		6,148,306	109.5%
OTHER ASSETS LESS LIABILITIES		(533,272)	(9.5)%
TOTAL PARTICIPANTS’ EQUITY		$5,615,034	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	October 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	October 31, 2011

By:	/s/ LAWRENCE J. BOYSEN
Lawrence J. Boysen
(Principal Financial and Accounting Officer)

Date:	October 31, 2011

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